UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 13, 2017

PHH Mortgage Corporation(1)(2)

(Exact name of securitizer as specified in its charter)

025-00910	0001540447
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William F. Brown, Esq.

(856) 917-1744

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

(1)         PHH Mortgage Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage asset class, including asset-backed securities: (i) registered by the affiliated registrant PHH Mortgage Capital, LLC (Commission File Number 333-131214) (f/k/a Cendant Mortgage Capital, LLC), (ii) privately issued by the affiliated depositor Bishop’s Gate Residential Mortgage Trust and (iii) privately issued by the affiliated issuer PHH Servicer Advance Receivables Trust 2013-1.

(2)         PHH Mortgage Corporation is an issuer of Ginnie Mae mortgage-backed securities.  PHH Mortgage did not receive any repurchase or substitution demands directly from Ginnie Mae or investors of Ginnie Mae securities during the period and, as a result, there is no activity to report.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to report.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHH MORTGAGE CORPORATION

Date: February 13, 2017	By:	/s/ Sam Rosenthal
	Name:	Sam Rosenthal
	Title:	Vice President, Capital Markets